UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

FORM N-Q

JULY 31, 2018

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	July 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 5.5%
Automobiles - 4.1%
China Motor Corp.	6,000	$5,184
Hero MotoCorp Ltd.	927	44,527
Hyundai Motor Co.	1,081	125,142
Indus Motor Co., Ltd.	720	8,040
Kia Motors Corp.	3,307	93,713

Total Automobiles		276,606

Hotels, Restaurants & Leisure - 0.6%
Berjaya Sports Toto Berhad	6,400	3,715
Kangwon Land Inc.	1,543	35,863

Total Hotels, Restaurants & Leisure		39,578

Internet & Direct Marketing Retail - 0.1%
GS Home Shopping Inc.	44	7,819

Media - 0.3%
Astro Malaysia Holdings Berhad	14,300	6,437
Major Cineplex Group PCL	7,200	5,389	(a)
Multiplus SA	800	5,945

Total Media		17,771

Multiline Retail - 0.1%
Far Eastern Department Stores Ltd.	9,000	5,218

Specialty Retail - 0.1%
Bermaz Auto Berhad	8,400	4,505

Textiles, Apparel & Luxury Goods - 0.2%
Aksa Akrilik Kimya Sanayii AS	1,778	4,224
China Dongxiang Group Co., Ltd.	34,000	5,631
Xtep International Holdings, Ltd.	10,500	6,595

Total Textiles, Apparel & Luxury Goods		16,450

TOTAL CONSUMER DISCRETIONARY		367,947

CONSUMER STAPLES - 8.2%
Beverages - 2.1%
Ambev SA	25,738	132,691
Carlsberg Brewery Malaysia Berhad, Class B Shares	1,400	6,592

Total Beverages		139,283

Food & Staples Retailing - 2.7%
Wal-Mart de Mexico SAB de CV	62,410	182,196

Food Products - 1.1%
Charoen Pokphand Foods PCL	2,500	2,048
Charoen Pokphand Foods PCL	47,100	38,577	(a)

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Food Products - (continued)
Kuala Lumpur Kepong Bhd	4,700	$28,628
Thai Vegetable Oil PCL	4,500	3,956	(a)

Total Food Products		73,209

Personal Products - 0.1%
Hengan International Group Co., Ltd.	500	4,450

Tobacco - 2.2%
KT&G Corp.	1,486	146,787

TOTAL CONSUMER STAPLES		545,925

ENERGY - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
Bangchak Corp. PCL	13,100	13,781	(a)
Formosa Petrochemical Corp.	13,000	51,169
Gazprom PJSC	71,256	164,004
IRPC PCL	186,700	36,195	(a)
Motor Oil Hellas Corinth Refineries SA	548	11,637
PTT PCL	104,900	161,591	(a)
PTT PCL	1,800	2,773
Qatar Gas Transport Co., Ltd.	1,774	8,181
Thai Oil PCL	11,400	27,498	(a)
Tupras Turkiye Petrol Rafinerileri AS	181	3,954

TOTAL ENERGY		480,783

FINANCIALS - 22.9%
Banks - 22.7%
Abu Dhabi Commercial Bank PJSC	23,395	45,094
Agricultural Bank of China Ltd., Class H Shares	307,000	148,629
Banco de Chile	289,049	45,183
Banco Santander Chile	818,092	67,205
Bangkok Bank PCL, Registered Shares	10,200	63,769
Bank of China Ltd., Class H Shares	291,000	136,434
China CITIC Bank Corp., Ltd., Class H Shares	95,000	60,880
China Construction Bank Corp., Class H Shares	116,000	105,078
Doha Bank QPSC	1,441	10,096
Dubai Islamic Bank PJSC	29,236	40,036
First Abu Dhabi Bank PJSC	40,180	148,768
First Financial Holding Co., Ltd.	28,000	19,253
Hong Leong Bank Berhad	3,200	15,004
Industrial Bank of Korea	3,364	47,063
Komercni Banka AS	792	34,384
Krung Thai Bank PCL	45,900	26,213	(a)
Krung Thai Bank PCL	4,200	2,399

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Banks - (continued)
Malayan Banking Bhd	63,500	$153,244
Masraf Al Rayan QSC	3,270	34,802
Mega Financial Holding Co., Ltd.	95,000	84,561
Moneta Money Bank AS	5,738	19,677
Public Bank Bhd	29,300	173,421
Taichung Commercial Bank Co., Ltd.	19,475	6,457
Thanachart Capital PCL	7,200	11,091	(a)
Tisco Financial Group PCL	5,600	13,129	(a)

Total Banks		1,511,870

Capital Markets - 0.0%
China Bills Finance Corp.	8,000	3,580

Diversified Financial Services - 0.1%
Al Waha Capital PJSC	8,714	4,270

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Concentradora Hipotecaria SAPI de CV	4,900	4,617

TOTAL FINANCIALS		1,524,337

INDUSTRIALS - 4.3%
Airlines - 0.1%
Air Arabia PJSC	16,379	4,771

Building Products - 0.3%
KCC Corp.	73	22,122

Commercial Services & Supplies - 0.1%
Cleanaway Co. Ltd.	1,000	6,059

Construction & Engineering - 0.7%
CTCI Corp.	6,000	8,986
Gamuda Bhd	21,200	20,183
IJM Corp. Bhd	29,300	14,127
United Integrated Services Co. Ltd.	3,000	5,723

Total Construction & Engineering		49,019

Industrial Conglomerates - 1.2%
HAP Seng Consolidated Bhd	5,300	12,777
Industries Qatar QSC	920	31,458
Reunert Ltd.	1,529	9,475
Sime Darby Bhd	41,400	25,665

Total Industrial Conglomerates		79,375

Machinery - 0.1%
Syncmold Enterprise Corp.	2,000	3,757

Marine - 0.2%
MISC Bhd	10,300	16,926

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 0.1%
China Aircraft Leasing Group Holdings Ltd.	4,500	$4,587

Transportation Infrastructure - 1.5%
China Merchants Port Holdings Co., Ltd.	16,000	33,105
Jiangsu Expressway Co., Ltd., Class H Shares	14,000	17,016
Shenzhen International Holdings Ltd.	11,000	20,265
Westports Holdings Bhd	8,400	7,646
Yuexiu Transport Infrastructure Ltd.	8,000	5,799
Zhejiang Expressway Co., Ltd., Class H Shares	18,000	15,273

Total Transportation Infrastructure		99,104

TOTAL INDUSTRIALS		285,720

INFORMATION TECHNOLOGY - 8.6%
Electronic Equipment, Instruments & Components - 1.5%
Delta Electronics Thailand PCL	8,600	18,030
Hana Microelectronics PCL	6,000	6,492
Simplo Technology Co., Ltd.	2,800	16,235
Synnex Technology International Corp.	16,000	22,813
TXC Corp.	4,000	5,030
WPG Holdings Ltd.	19,000	26,346
WT Microelectronics Co., Ltd.	6,000	8,849

Total Electronic Equipment, Instruments & Components		103,795

IT Services - 3.6%
Cielo SA	9,100	35,083
Infosys Ltd.	9,967	198,377
Systex Corp.	2,000	4,070

Total IT Services		237,530

Semiconductors & Semiconductor Equipment - 0.6%
Everlight Electronics Co., Ltd.	5,000	6,582
Novatek Microelectronics Corp.	1,000	4,834
Radiant Opto-Electronics Corp.	10,000	21,102
Sitronix Technology Corp.	2,000	6,285

Total Semiconductors & Semiconductor Equipment		38,803

Technology Hardware, Storage & Peripherals - 2.9%
Asustek Computer Inc.	7,000	60,250
Chicony Electronics Co., Ltd.	5,025	11,375
Compal Electronics Inc.	46,000	28,549
Inventec Corp.	31,000	24,758
Mitac Holdings Corp.	7,000	7,751

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - (continued)
Quanta Computer, Inc.	30,000	$51,839
Transcend Information Inc.	3,000	7,595

Total Technology Hardware, Storage & Peripherals		192,117

TOTAL INFORMATION TECHNOLOGY		572,245

MATERIALS - 16.5%
Chemicals - 10.2%
Engro Fertilizers Ltd.	12,500	7,986
Fauji Fertilizer Co., Ltd.	12,000	9,648
Formosa Chemicals & Fibre Corp.	37,000	145,636
Formosa Plastics Corp.	41,000	150,666
Huabao International Holdings Ltd.	8,000	4,882
LCY Chemical Corp.	8,000	13,458
Nan Ya Plastics Corp.	49,000	135,889
Petronas Chemicals Group Bhd	31,800	69,858
PhosAgro PJSC, Registered Shares, GDR	3,629	47,794
PTT Global Chemical PCL	29,000	71,258	(a)
Soda Sanayii AS	9,974	12,940
Taiwan Styrene Monomer	10,000	7,235

Total Chemicals		677,250

Construction Materials - 2.4%
Siam Cement PCL, Registered Shares	7,375	99,752
Taiwan Cement Corp.	48,400	62,211

Total Construction Materials		161,963

Containers & Packaging - 0.1%
Greatview Aseptic Packaging Co., Ltd.	6,000	3,899

Metals & Mining - 3.8%
Feng Hsin Steel Co., Ltd.	5,000	8,852
MMC Norilsk Nickel PJSC	885	154,154
Novolipetsk Steel PJSC	15,340	39,876
Severstal PJSC	2,840	46,382
Tung Ho Steel Enterprise Corp.	8,000	5,984

Total Metals & Mining		255,248

TOTAL MATERIALS		1,098,360

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Fibra Uno Administracion SA de CV	38,544	55,672
Pavilion Real Estate Investment Trust	15,900	6,415
Prologis Property Mexico SA de CV	5,828	11,595
Yuexiu Real Estate Investment Trust	22,000	14,939

Total Equity Real Estate Investment Trusts (REITs)		88,621

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Real Estate Management & Development - 1.0%
Aldar Properties PJSC	33,520	$18,525
DAMAC Properties Dubai Co. PJSC	7,288	4,623
Huaku Development Co. Ltd.	3,000	6,409
LSR Group PJSC GDR, Registered Shares	4,751	11,711
Quality Houses PCL	78,600	8,222	(a)
Sansiri PCL	151,200	7,499	(a)
United Development Co. QSC	1,342	5,123

Total Real Estate Management & Development		62,112

TOTAL REAL ESTATE		150,733

TELECOMMUNICATION SERVICES - 14.2%
Diversified Telecommunication Services - 5.4%
China Telecom Corp. Ltd., Class H Shares	208,000	98,315
Emirates Telecommunications Group Co. PJSC	37,727	178,202
KT Corp., ADR	3,609	49,443
Magyar Telekom Telecommunications PLC	4,304	6,214
Telekom Malaysia Bhd	28,700	28,029

Total Diversified Telecommunication Services		360,203

Wireless Telecommunication Services - 8.8%
Advanced Info Service PCL, Registered Shares	11,800	71,644	(a)
China Mobile Ltd.	18,500	166,874
DiGi.Com Bhd	31,900	35,706
Globe Telecom Inc.	300	10,366
Maxis Bhd	22,500	32,048
Mobile TeleSystems PJSC, ADR	12,510	109,713
SK Telecom Co., Ltd.	356	79,719
Vodacom Group Ltd.	7,585	80,790

Total Wireless Telecommunication Services		586,860

TOTAL TELECOMMUNICATION SERVICES		947,063

UTILITIES - 7.2%
Electric Utilities - 3.3%
Enel Chile SA	313,563	33,227
Tenaga Nasional Bhd	44,000	169,722
Transmissora Alianca de Energia Eletrica SA	2,900	15,569

Total Electric Utilities		218,518

Gas Utilities - 0.4%
Petronas Gas Bhd	6,200	28,582

Independent Power and Renewable Electricity Producers - 3.0%
CGN Power Co., Ltd., Class H Shares	97,000	25,705
China Resources Power Holdings Co., Ltd.	24,000	46,293
Electricity Generating PCL	300	2,083

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - (continued)
Electricity Generating PCL		2,200	$15,275	(a)
Engie Brasil Energia SA		2,824	28,163
Glow Energy PCL		4,000	11,241
Hub Power Co., Ltd.		11,000	8,516
Kot Addu Power Co., Ltd.		9,000	4,106
NTPC Ltd.		22,462	50,713
SPCG PCL		5,600	3,501	(a)
Unipro PJSC		102,000	4,412

Total Independent Power and Renewable Electricity Producers			200,008

Multi-Utilities - 0.2%
YTL Corp. Berhad		32,700	10,860

Water Utilities - 0.3%
Aguas Andinas SA, Class A Shares		20,417	11,909
TTW PCL		13,200	4,960	(a)

Total Water Utilities			16,869

TOTAL UTILITIES			474,837

TOTAL COMMON STOCKS (Cost - $6,292,557)			6,447,950

	RATE
PREFERRED STOCKS - 1.4%
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
Telefonica Brasil SA	—	7,700	84,585

UTILITIES - 0.1%
Water Utilities - 0.1%
Cia de Saneamento do Parana	—	2,900	6,467

TOTAL PREFERRED STOCKS (Cost - $118,747)			91,052

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $6,411,304)			6,539,002

SHORT-TERM INVESTMENTS - 0.4%
Invesco Treasury Portfolio, Institutional Class (Cost - $28,095)	1.790%	28,095	28,095

TOTAL INVESTMENTS - 98.7% (Cost - $6,439,399)			6,567,097
Other Assets in Excess of Liabilities - 1.3%			84,394

TOTAL NET ASSETS - 100.0%			$6,651,491

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
PJSC	— Private Joint Stock Company

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

At July 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI Emerging Markets	2	9/18	$106,825	$109,630	$2,805

At July 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	298,161	BRL	1,174,017	Bank of New York	8/7/18	$(14,358)
USD	148,772	CLP	97,623,933	Bank of New York	8/7/18	(4,328)
USD	55,004	CZK	1,218,728	Bank of New York	8/7/18	(737)
USD	12,065	EUR	10,289	Bank of New York	8/7/18	27
USD	293,201	INR	20,273,402	Bank of New York	8/7/18	(2,126)
USD	573,971	KRW	642,158,682	Bank of New York	8/7/18	(167)
USD	238,723	MXN	4,612,154	Bank of New York	8/7/18	(8,429)
USD	85,221	QAR	310,372	Bank of New York	8/7/18	(24)
USD	404,484	RUB	25,613,145	Bank of New York	8/7/18	(5,140)
USD	18,690	TRY	87,102	Bank of New York	8/7/18	1,066
USD	1,068,434	TWD	32,606,472	Bank of New York	8/7/18	2,911
USD	78,872	ZAR	1,075,888	Bank of New York	8/7/18	(2,756)
USD	818,760	MYR	3,310,330	HSBC Bank USA, N.A	8/7/18	4,600
USD	424,167	AED	1,558,424	UBS AG	8/7/18	(106)
USD	912,313	HKD	7,155,648	UBS AG	8/7/18	494
USD	685,613	THB	22,781,773	UBS AG	8/7/18	748

Total						$(28,325)

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

Abbreviations used in this table:

AED	— United Arab Emirates Dirham
BRL	— Brazilian Real
CLP	— Chilean Peso
CZK	— Czech Koruna
EUR	— Euro
HKD	— Hong Kong Dollar
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
QAR	— Qatari Rial
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Emerging Markets Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on the Cboe BZX Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS Emerging Markets Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in emerging markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and currencies in which the component securities are denominated and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services,

Notes to Schedule of Investments (unaudited) (continued)

which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender

Notes to Schedule of Investments (unaudited) (continued)

offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$362,558	$5,389	—	$367,947
Consumer Staples	503,392	42,533	—	545,925
Energy	241,718	239,065	—	480,783
Financials	1,473,904	50,433	—	1,524,337
Materials	1,027,102	75,258	—	1,098,360
Real Estate	135,012	15,721	—	150,733
Telecommunication Services	875,419	71,644	—	947,063
Utilities	451,101	23,736	—	474,837
Other Common Stocks	857,965	—	—	857,965
Preferred Stocks	91,052	—	—	91,052

Total Long-Term Investments	6,019,223	519,779	—	6,539,002

Short-Term Investments†	28,095	—	—	28,095

Total Investments	$6,047,318	$519,779	—	$6,567,097

Other Financial Instruments:
Futures Contracts	2,805	—	—	2,805
Forward Foreign Currency Contracts	—	9,846	—	9,846

Total Other Financial Instruments	$2,805	$9,846	—	$12,651

Total	$6,050,123	$529,625	—	$6,579,748

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$38,171	—	$38,171

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2018